Financing - Operating lease future minimum payments (Details) - Operating Leases R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Financing
Total installments due	R$ 1,448,241
Less than one year
Financing
Total installments due	181,903
Later than one and not later than three years
Financing
Total installments due	484,200
Later than three years and not later than five years
Financing
Total installments due	258,018
Later than five years
Financing
Total installments due	R$ 524,120